Costs (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Expenses [Abstract]
Disclosure of detailed information about Purchase, services and other [text block]
(€ million)	2018	2017	2016
Production costs - raw, ancillary and consumable materials and goods	41,125	35,907	27,783
Production costs - services	10,625	12,228	12,727
Operating leases and other	1,820	1,684	1,672
Net provisions for contingencies	1,120	886	505
Expenses for price variation on overliftling and underlifting operations		145	240
Other expenses	1,130	931	666
	55,820	51,781	43,593
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(192)	(224)	(297)
- capitalized direct costs associated with self-constructed assets - intangible assets	(6)	(9)	(18)
	55,622	51,548	43,278

Disclosure of detailed information about arrangements involving legal form of lease [text block]
Future minimum lease payments expected to be paid under non-cancelable operating leases are provided below:
(€ million)	2018	2017	2016
To be paid:
- within 1 year	776	883	593
- between 2 and 5 years	1,653	1,710	1,040
- beyond 5 years	1,524	1,939	785
	3,953	4,532	2,418

Payroll and related costs [text block]
Payroll and related costs

(€ million)	2018	2017	2016
Wages and salaries	2,409	2,447	2,491
Social security contributions	448	441	445
Cost related to employee benefit plans	220	113	81
Other costs	170	162	202
	3,247	3,163	3,219
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(142)	(202)	(215)
- capitalized direct costs associated with self-constructed assets - intangible assets	(12)	(10)	(10)
	3,093	2,951	2,994

Disclosure of detailed information about average number of employees [text block]
The Group average number and breakdown of employees by category is reported below:

(number)	2018		2017		2016
	Subsidiaries	Joint operations	Subsidiaries	Joint operations	Subsidiaries	Joint operations
Senior managers	999	17	995	17	1,018	18
Junior managers	9,095	84	9,089	98	9,160	109
Employees	16,220	361	16,721	371	17,180	384
Workers	5,259	283	5,659	285	5,703	294
	31,573	745	32,464	771	33,061	805

Disclosure of information about key management personnel [text block]
Compensation (including contributions and ancillary costs) of personnel holding key positions in planning, directing and controlling the Eni Group subsidiaries, including executive and non-executive officers, general managers and managers with strategic responsibilities in service during the year consisted of the following:

(€ million)	2018	2017	2016
Wages and salaries	27	25	26
Post-employment benefits	2	2	2
Other long-term benefits	10	9	12
Indemnities upon termination of employment		7	4
	39	43	44